Securities	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Securities
Note 4	Securities
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	July 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$43,568	$55	$(18)	$43,605	$39,827	$46	$(7)	$39,866
Provincial and municipal	13,766	59	(75)	13,750	11,368	39	(89)	11,318
U.S. federal, state, municipal and agencies	156,344	884	(1,337)	155,891	131,385	622	(1,316)	130,691
Other OECD government	30,842	25	(17)	30,850	11,975	14	(56)	11,933
Mortgage-backed securities	2,962	8	(2)	2,968	2,674	7	(7)	2,674
Asset-backed securities	10,772	8	(6)	10,774	10,126	15	(2)	10,139
Corporate debt and other debt	30,910	147	(51)	31,006	33,602	122	(46)	33,678
Equities	834	830	(5)	1,659	832	669	(5)	1,496
	$289,998	$2,016	$(1,511)	$290,503	$241,789	$1,534	$(1,528)	$241,795

(1)	Excludes $103,449 million of held-to-collect securities as at July 31, 2026 that are carried at amortized cost, net of allowance for credit losses (October 31, 2025 – $100,926 million).
(2)
Gross unrealized gains and losses includes $(38) million of allowance for credit losses on debt securities at FVOCI as at July 31, 2026 (October 31, 2025 – $(40) million) recognized in income and Other components of equity.

Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – Securities at FVOCI
(1)

	For the three months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(43)	$(38)	$5	$–	$(40)	$(35)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	2	–	–	2	1	–	–	1
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	–	(1)	(2)	–	–	(4)	(4)
Exchange rate and other	2	–	(1)	1	(1)	–	1	–
Balance at end of period	$7	$–	$(45)	$(38)	$4	$–	$(43)	$(39)

	For the nine months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$5	$–	$(45)	$(40)	$6	$–	$(41)	$(35)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	6	–	–	6	5	–	–	5
Sales and maturities	(3)	–	–	(3)	(3)	–	–	(3)
Changes in risk, parameters and exposures	(2)	–	(4)	(6)	(4)	–	(8)	(12)
Exchange rate and other	1	–	4	5	–	–	6	6
Balance at end of period	$7	$–	$(45)	$(38)	$4	$–	$(43)	$(39)

(1)	Expected credit losses on debt securities at FVOCI are not
separately
recognized on the Interim Condensed Consolidated Balance
Sheets
as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.

Allowance for credit losses – Securities at amortized cost

	For the three months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$11	$6	$–	$17	$6	$8	$–	$14
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	3	–	–	3
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(1)	(2)	–	(3)	(3)	–	–	(3)
Exchange rate and other	(1)	1	–	–	1	(1)	–	–
Balance at end of period	$12	$5	$–	$17	$7	$7	$–	$14

	For the nine months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$6	$–	$14	$6	$8	$–	$14
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	9	–	–	9	5	–	–	5
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(3)	(3)	–	(6)	(4)	(1)	–	(5)
Exchange rate and other	(2)	2	–	–	–	–	–	–
Balance at end of period	$12	$5	$–	$17	$7	$7	$–	$14
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of our 2025 Annual Report.

	As at
	July 31, 2026				October 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$287,851	$–	$–	$287,851	$239,375	$–	$–	$239,375
Non-investment grade	867	4	–	871	786	4	–	790
Impaired	–	–	122	122	–	–	134	134
	288,718	4	122	288,844	240,161	4	134	240,299
Items not subject to impairment (2)				1,659				1,496
				$290,503				$241,795
Securities at amortized cost
Investment grade	$102,154	$–	$–	$102,154	$99,673	$–	$–	$99,673
Non-investment grade	1,197	115	–	1,312	1,098	169	–	1,267
	103,351	115	–	103,466	100,771	169	–	100,940
Allowance for credit losses	12	5	–	17	8	6	–	14
	$103,339	$110	$–	$103,449	$100,763	$163	$–	$100,926

(1)	Reflects $122 million of purchased credit-impaired securities (October 31, 2025 – $134 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.